Share Capital (Tables)	12 Months Ended
Dec. 31, 2013
Share Capital [Abstract]
Changes In Accumulated Other Comprehensive Income (Loss)

	Net change in fair value of derivatives	Net change in fair value of pension obligations	Total
	(U.S. dollars in thousands)

Beginning balance	$(9,873)	$(4,528)	$(14,401)

Current-period other comprehensive income (loss)	4,975	(464)	4,511

Ending balance	$(4,898)	$(4,992)	$(9,890)